Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary of maximum exposure to credit risk	The maximum exposure to credit risk at the reporting date was:

(in thousands of Russian Roubles)

	Carrying amount as at December 31,
	2019	2018
Trade receivables	52,462	32,858
Cash and cash equivalents	2,089,215	2,861,110

Total	2,141,677	2,893,968

Summary of exposure to foreign currency risk
The Group’s exposure to foreign currency risk was as follows:
(in thousands of Russian Roubles)

	December 31, 2019
	USD- denominated	EUR- denominated	KZT- denominated	BYN- denominated	RUB- denominated
Cash and cash equivalents	627,824	10	—	4	9,772
Trade and other payables	(6,781)	(3,154)	—	(253)	(102)

Net exposure	621,043	(3,144)	—	(249)	9,670

(in thousands of Russian Roubles)

	December 31, 2018
	USD- denominated	EUR- denominated	KZT- denominated	BYN- denominated	RUB- denominated
Cash and cash equivalents	27,192	4,361	—	—	8,317
Trade and other payables	(34,358)	(10,006)	(1,512)	—	—
Net assets /(liabilities) related to intra-group loans	—	—	(100,143)	5,984	—

Net exposure	(7,166)	(5,645)	(101,655)	5,984	8,317

Summary of contractual maturities of financial liabilities
The following are the remaining contractual maturities of financial liabilities at the reporting date. The amounts are gross and undiscounted, and include estimated interest payments and exclude the impact of netting agreements.
(in thousands of Russian Roubles)
At December 31, 2019

		Contractual cash flows
	Carrying amount	Total	Less than 1 year	1-2 yrs	2-5 yrs
Non-derivative financial liabilities
Bank loan	5,129,055	5,800,010	1,472,827	3,136,545	1,190,638
Lease liabilities	290,618	345,663	83,654	89,377	172,632
Trade and other payables	360,136	360,136	355,897	—	4,239

Total:	5,779,809	6,505,809	1,912,378	3,225,922	1,367,509

(in thousands of Russian Roubles)
At December 31, 2018

		Contractual cash flows
	Carrying amount	Total	Less than 1 year	1-2 yrs	2-5 yrs
Non-derivative financial liabilities
Bank loan	6,166,054	7,538,193	1,544,807	1,544,650	4,448,736
Other loan	271,562	279,551	279,551	—	—
Trade and other payables	307,080	307,080	307,080	—	—

Total	6,744,696	8,124,824	2,131,438	1,544,650	4,448,736